INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Balances at beginning of the period	R$ 356,290
Equity	(23,742)	R$ 117,262	R$ 734
Balances at end of the period	368,195	356,290
Joint ventures
INVESTMENTS
Balances at beginning of the period	356,290	144,433
Equity	(23,742)	(4,233)
Equity - Remeasurement of equity interest (Note 1.c)		80,400
Equity - Fair value of the remeasurement of equity interest (Note 1.c)		41,095
Capital contribution - property, plant and equipment and intangible assets (Notes 1.c., 13 and 14)	33,750	229,961
Investments by the subsidiary Vivo Ventures (note 2.d)	15,958
Write-off due to sale of investments (Note 1.c)		(134,144)
Equity transactions	2,409	2,182
Result of subsidiary FiBrasil before disposal		(1,789)
Other comprehensive income	(16,470)	(1,615)
Balances at end of the period	368,195	356,290	144,433
Joint ventures | Joint control
INVESTMENTS
Balances at beginning of the period	355,941	143,655
Equity	(23,742)	(4,233)
Equity - Remeasurement of equity interest (Note 1.c)		80,400
Equity - Fair value of the remeasurement of equity interest (Note 1.c)		41,095
Capital contribution - property, plant and equipment and intangible assets (Notes 1.c., 13 and 14)	33,750	229,961
Write-off due to sale of investments (Note 1.c)		(134,144)
Equity transactions	2,409	2,182
Result of subsidiary FiBrasil before disposal		(1,789)
Other comprehensive income	(16,258)	(1,186)
Balances at end of the period	352,100	355,941	143,655
Joint ventures | Other investments
INVESTMENTS
Balances at beginning of the period	349	778
Other comprehensive income	(212)	(429)
Balances at end of the period	R$ 137	R$ 349	R$ 778